Business Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Business Organization and Nature of Operations

1.  Nature of Operations

GlobalOptions Group, Inc. and its subsidiary (collectively the “Company” or “GlobalOptions Group”) was a holding company operating to provide risk mitigation and management services. Following the sales of its business units, as described below, the Company has determined that it became a “shell company” as defined in Rule 12b-2 promulgated under the Securities Exchange Act of 1934, as amended.

On March 16, 2012, the Company’s board of directors (the "Board”) determined that it was in the best interests of the Company’s stockholders to pursue an acquisition strategy for a period of six months, and if unable to effectively identify and conclude a transaction, then reevaluate the acquisition strategy to determine whether the Company should continue to pursue such an acquisition or to return to a strategy of distributing its assets to its stockholders. Prior to March 16, 2012, the primary focus of the Company’s efforts was preparing and analyzing a plan to wind down the Company and distribute cash to stockholders. The Company is currently evaluating a variety of possible business combinations. The Company does not currently have any arrangement, agreement or understanding with respect to any such transaction and there can be no assurance that it will be successful in finally evaluating or in concluding one.

In connection with the pursuit of a business combination, the Company has amended the employment agreements of its Chief Executive Officer and Chief Financial Officer to extend their employment through the earlier of the closing of a business combination or December 31, 2012 (See Note 7 – Commitments and Contingencies).

The Company sold its SafirRosetti business unit (“SafirRosetti”) on April 30, 2010, its Preparedness Services business unit (“Preparedness Services”) on July 16, 2010, its Fraud and SIU Services business unit (“Fraud and SIU Services”) on July 20, 2010, and its Forensic DNA Solutions and Products business unit (“Bode”) on November 30, 2010 and closed its International Strategies business unit (“International Strategies”) on December 31, 2010.

As a result of the sales of SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode and the closure of International Strategies, the results and accounts of these business units are shown as discontinued operations in the Company’s condensed consolidated financial statements. During the three months ended March 31, 2012, continuing operations consisted solely of executive and general corporate operations.  These executive and general corporate operations included services provided by the Company principally in support of pursuing the Company’s acquisition strategy, and secondarily, included the monitoring and managing of the Company’s escrowed purchase price amounts and earnouts, as well as providing support to the business units sold, including cash and treasury management.

With the net proceeds that the Company has received from the sales of SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode through December 31, 2011, the Company has made two tender offer distributions to stockholders in the aggregate amount of $22,188 and has purchased 25,301 shares of its common stock under stock repurchase programs. During the three months ended March 31, 2012, the Company repurchased 1,943 shares of its common stock under repurchase programs (See Note 8, Stockholders’ Equity – Repurchase of Common Stock).

1.  Business Organization and Nature of Operations

GlobalOptions, LLC was formed in November 1998 as a limited liability company (“LLC”) in the state of Delaware.  On January 24, 2002, the LLC was recapitalized as a Delaware corporation with the name GlobalOptions, Inc. (“GlobalOptions”).  On June 24, 2005, GlobalOptions consummated a “reverse merger” transaction with a non-operating public company accounted for as a recapitalization, with the result that on June 24, 2005, GlobalOptions became the subsidiary of a public company. Following the merger, the public company changed its name to GlobalOptions Group, Inc. (“GlobalOptions Group” or the “Company”).

 Beginning during the year 2005 and through 2009, in pursuit of the Company’s then existing strategy to build an integrated risk mitigation company, the Company acquired and integrated eight complementary risk mitigation businesses. The Company operated these businesses until they were sold during 2010.

The Company sold its SafirRosetti business unit (“SafirRosetti”) on April 30, 2010, its Preparedness Services business unit (“Preparedness Services”) on July 16, 2010, its Fraud and SIU Services business unit (“Fraud and SIU Services”) on July 20, 2010, and its Forensic DNA Solutions and Products business unit (“Bode”) on November 30, 2010 and closed its International Strategies business unit (“International Strategies”) on December 31, 2010 (See Note 2 - Basis of Presentation). The Company stated throughout the year ended December 31, 2011 that it intended to return the remaining net proceeds from the sales of the SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode to its stockholders after satisfying existing contractual obligations and establishing appropriate reserves for contingencies and ongoing operating costs.  During 2011, the Company also stated that it was evaluating possible business combinations and other types of corporate transactions as an alternative to making further liquidating distributions to stockholders.  With the net proceeds that the Company has received from the sales of SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode through December 31, 2011, the Company has made two tender offer distributions to stockholders in the aggregate amount of $22,188 and has purchased 25,301 shares of its common stock under stock repurchase programs (see Note 11, Stockholders’ Equity — Repurchase of Common Stock).

On March 16, 2012, the Company’s board of directors (the "Board”) determined that it was in the best interests of the Company’s stockholders to change the primary focus of the Company’s efforts from that of preparing and analyzing a plan to wind down the Company and distribute cash to stockholders to one of affirmatively pursuing an acquisition strategy for a period of six months, and if unable to effectively identify and conclude a transaction, then reevaluate the acquisition strategy to determine whether the Company should continue to pursue such acquisition or distribution strategy. The Company is currently evaluating a variety of possible business combinations. The Company does not currently have any arrangement, agreement or understanding with respect to any such transaction and there can be no assurance that it will be successful in finally evaluating or in concluding one.

In connection with the pursuit of a business combination, the Company has amended the employment agreements of its Chief Executive Officer and Chief Financial Officer to extend their employment through the earlier of the closing of a business combination or December 31, 2012 (See Note 14 – Subsequent Events – Employment Agreements).